Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Balance at beginning	$ 9,022	$ 4,208
Additions during the year	3,673	5,154
Exchange differences	63	(340)
Balance at ending	12,758	9,022
Depreciation and impairment Balance at beginning	(1,708)	(1,338)
Depreciation and impairment Additions	(875)	(475)
Depreciation and impairment Exchange differences	(26)	104
Depreciation and impairment Balance at ending	(2,609)	(1,709)
Net Book Value	10,149	7,313
Leasehold Improvements [Member]
Statement [Line Items]
Balance at beginning	39	42
Additions during the year	37	0
Exchange differences	0	(3)
Balance at ending	76	39
Depreciation and impairment Balance at beginning	(20)	(13)
Depreciation and impairment Additions	(12)	(8)
Depreciation and impairment Exchange differences	(1)	1
Depreciation and impairment Balance at ending	(33)	(20)
Net Book Value	43	19
Production Equipment [Member]
Statement [Line Items]
Balance at beginning	1,240	1,304
Additions during the year	452	48
Exchange differences	20	(112)
Balance at ending	1,712	1,240
Depreciation and impairment Balance at beginning	(819)	(775)
Depreciation and impairment Additions	(138)	(105)
Depreciation and impairment Exchange differences	(13)	60
Depreciation and impairment Balance at ending	(970)	(820)
Net Book Value	742	420
Office Furniture and Equipment [Member]
Statement [Line Items]
Balance at beginning	56	60
Additions during the year	16	1
Exchange differences	1	(5)
Balance at ending	73	56
Depreciation and impairment Balance at beginning	(55)	(60)
Depreciation and impairment Additions	(4)
Depreciation and impairment Exchange differences	(1)	5
Depreciation and impairment Balance at ending	(60)	(55)
Net Book Value	13	1
Right-of-use assets [member]
Statement [Line Items]
Balance at beginning	2,582	2,802
Additions during the year	573	0
Exchange differences	42	(220)
Balance at ending	3,197	2,582
Depreciation and impairment Balance at beginning	(710)	(490)
Depreciation and impairment Additions	(406)	(258)
Depreciation and impairment Exchange differences	(11)	38
Depreciation and impairment Balance at ending	(1,127)	(710)
Net Book Value	2,070	1,872
Land And Building [Member]
Statement [Line Items]
Balance at beginning	5,105	0
Additions during the year	2,595	5,105
Exchange differences	0
Balance at ending	7,700	5,105
Depreciation and impairment Balance at beginning	(104)
Depreciation and impairment Additions	(315)	(104)
Depreciation and impairment Exchange differences	0	0
Depreciation and impairment Balance at ending	(419)	(104)
Net Book Value	$ 7,281	$ 5,001